                                                  File Nos. 333-29337, 811-08257

     As filed with the Securities and Exchange Commission on August 30, 1999

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /   /
                                                                           ----

                           Pre-Effective Amendment No.                     /   /
                                                                           ----
                         Post-Effective Amendment No. 7                    / X /
                                                                           ----
                                       and

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                  /   /
                                                                           ----

                                 Amendment No. 9                           / X /
                                                                           ----

                        (Check appropriate box or boxes)
                  .............................................
                             GE INSTITUTIONAL FUNDS
                               3003 Summer Street
                           Stamford, Connecticut 06905
                                 (203) 326-4040
             (Registrant's Exact Name, Address and Telephone Number)
                  .............................................
                            Matthew J. Simpson, Esq.
         Vice President, Associate General Counsel & Assistant Secretary
                      GE Investment Management Incorporated
                               3003 Summer Street
                           Stamford, Connecticut 06905
                     (Name and Address of Agent for Service)
                  .............................................
                                    Copy to:
                            David S. Goldstein, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                            Washington, DC 20004-2404

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this
                                              Registration Statement.

It Is Proposed That this Filing Will Become Effective (check appropriate box)
[   ] Immediately upon Filing Pursuant to Paragraph (b) of Rule 485
[ X ] on September 30, 1999 Pursuant to Paragraph (b) of Rule 485
[   ] 60 Days after Filing Pursuant to Paragraph (a)(1) of Rule 485
[   ] on (Date) Pursuant to Paragraph (a)(1) of Rule 485
[   ] 75 Days after Filing Pursuant to Paragraph (a)(2) of Rule 485
[   ] on (Date) Pursuant to Paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ X ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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This filing is being made solely for the purpose of designating a new effective date for Post-Effective Amendment No. 6 to the registration statement (the "Registration Statement") for GE Institutional Funds (the "Registrant") filed with the Securities and Exchange Commission (the "Commission") pursuant to Rule 485(a) of the Securities Act of 1933, as amended, on July 2, 1999.

The following documents are hereby incorporated by reference:

Part A.  Information Required in a Prospectus

Registrant's prospectus is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement, filed with the Commission on July 2, 1999 (Accession No. 0000889812-99-002057) ("Amendment No. 6").

Part B. Information Required in a Statement of Additional Information

Registrant's Statement of Additional Information is incorporated herein by reference to Amendment No. 6.

Item 22.          Financial Statements

The following financial statements are incorporated herein by reference to Registrant's Annual Report dated September 30, 1998, filed with the Commission on November 30, 1998 (Accession No. 0001010410-98-000153):

         (1) Financial Highlights for the periods ended September 30, 1998 (Investment Class shares only)
         (2) Statements of Assets and Liabilities at September 30, 1998 (Investment Class shares only)
         (3) Statements of Operations for the periods ended September 30, 1998 (Investment Class shares only)
         (4) Statements of Changes in Net Assets for the periods ended September 30, 1998 (Investment Class shares only)
         (5)      Schedules of Investments at September 30, 1998
         (6)      Report of Independent Accountants dated November 9, 1998

         The following unaudited financial statements are incorporated herein by reference to Registrant's Semi-Annual Report dated March 31, 1999, filed with the Commission on May 28, 1999 (Accession No. 0001082416-99-000007):

         (1) Financial Highlights for the periods ended March 31, 1999 (Investment Class shares only)
         (2) Statements of Assets and Liabilities at March 31, 1999 (Investment Class shares only)
         (3) Statements of Operations for the periods ended March 31, 1999 (Investment Class shares only)
         (4) Statements of Changes in Net Assets for the periods ended March 31, 1999 (Investment Class shares only)
         (5)      Schedules of Investments at March 31, 1999


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                                     PART C

                                OTHER INFORMATION

Item 23.                   Exhibits
--------                   --------

Exhibit No.                    Description of Exhibit
-----------                    ----------------------

(a)(1) Certificate of Trust is incorporated herein by reference to Exhibit 1(a) to GE Institutional Funds' ("Registrant") Form N-1A registration statement (File Nos. 333-29337; 811-08257) (the
                               "Registration Statement") filed with the
                               Securities and Exchange Commission (the
                               "Commission") on June 16, 1997 (Accession Number 0001010410-97-000104).

(a)(2) Amended and Restated Declaration of Trust is incorporated herein by reference to Exhibit 1(b) to post-effective amendment number two to the Registration Statement filed with the Commission on July 24, 1998 (Accession Number 0001010410-98-000119).

(b)                            Inapplicable.

(c)                            Inapplicable.

(d)(1) Investment Advisory and Administration Agreement between Registrant, on behalf of the Emerging Markets Fund, and GE Investment Management Incorporated ("GEIM"), is incorporated herein by reference to Exhibit 5(a) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(2) Investment Advisory and Administration Agreement between Registrant, on behalf of the Premier Growth Equity Fund, and GEIM, is incorporated herein by reference to Exhibit 5(b) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(3) Investment Advisory and Administration Agreement between Registrant, on behalf of the Mid-Cap Growth Fund, and GEIM, is incorporated herein by reference to Exhibit 5(c) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number
                               0001010410-97-000161).

(d)(4) Investment Advisory and Administration Agreement between Registrant, on behalf of the International Equity Fund, and GEIM, is incorporated herein by reference to Exhibit 5(d) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(5) Investment Advisory and Administration Agreement between Registrant, on behalf of the Value Equity Fund, and GEIM, is incorporated herein by reference to Exhibit 5(e) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(6) Investment Advisory and Administration Agreement between Registrant, on behalf of the U.S. Equity Fund, and GEIM, is incorporated herein by reference to Exhibit 5(f) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(7) Investment Advisory and Administration Agreement between Registrant, on behalf of the S&P 500 Index Fund, and GEIM, is incorporated herein by reference to Exhibit 5(g) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(8) Investment Advisory and Administration Agreement between Registrant, on behalf of the Strategic Investment Fund, and GEIM, is incorporated herein by reference to Exhibit 5(h) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(9) Investment Advisory and Administration Agreement between Registrant, on behalf of the Income Fund, and GEIM, is incorporated herein by reference to
                               Exhibit 5(i) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).


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(d)(10)                        Investment Advisory and Administration Agreement
                               between Registrant, on behalf of the Money Market Fund, and GEIM, is incorporated herein by reference to Exhibit 5(j) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(11) Investment Advisory and Administration Agreement between Registrant, on behalf of the Small-Cap Growth Equity Fund, and GEIM, is incorporated herein by reference to Exhibit 5(k) to post-effective amendment number two to the Registration Statement, filed with the Commission on July 24, 1998 (Accession Number 0001010410-98-000119).

 (d)(12) Investment Advisory and Administration Agreement between Registrant, on behalf of the Small-Cap Value Equity Fund, and GEIM, is incorporated herein by reference to Exhibit 5(l) to post-effective amendment number two to the Registration Statement, filed with the Commission on July 24, 1998 (Accession Number 0001010410-98-000119).

(d)(13) Amended and Restated Investment Advisory and Administration Agreement between Registrant, on behalf of the Mid-Cap Value Equity Fund, and GEIM, is incorporated herein by reference to Exhibit (d)(13) to post-effective amendment number four to the Registration Statement, filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000221).

(d)(14) Investment Advisory and Administration Agreement between Registrant, on behalf of the High Yield Fund, and GEIM, is incorporated herein by reference to Exhibit 5(n) to post-effective amendment number two to the Registration Statement, filed with the Commission on July 24, 1998 (Accession Number 0001010410-98-000119).

(d)(15) Investment Advisory and Administration Agreement between Registrant, on behalf of the Europe Fund, and GEIM, is incorporated herein by reference to Exhibit (d)(15) to post-effective amendment number four to the Registration Statement, filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000221).

(d)(16) Sub-Advisory Agreement between GEIM and State Street Bank and Trust Company ("State Street"), through State Street Global Advisors,


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                               Inc., is incorporated herein by reference to
                               Exhibit 5(k) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(d)(17) Sub-Advisory Agreement between GEIM and Palisade Capital Management, L.L.C. is incorporated herein by reference to Exhibit 5(p) to post-effective amendment number two to the Registration Statement, filed with the Commission on July 24, 1998 (Accession Number 0001010410-98-000119).

(d)(18) Sub-Advisory Agreement between GEIM and NWQ Investment Management Company is incorporated herein by reference to Exhibit (d)(18) to post-effective amendment number four to the Registration Statement, filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000221).

(e)(1) Distribution Agreement between Registrant and GE Investment Services Inc. is incorporated herein by reference to Exhibit 6(a) to pre- effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(e)(2) Shareholder Servicing and Distribution Agreement between Registrant and GEIM is incorporated herein by reference to Exhibit 6(b) to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(f)                            Inapplicable.

(g) Custodian Contract is incorporated herein by reference to the Form N-1A registration statement of GE Investments Funds, Inc. (File Nos. 2-91369; 811-4041), filed with the Commission on October 24, 1997 (Accession Number 0001010410-97-000148).

(h) Transfer Agency and Service Agreement between Registrant and State Street is incorporated herein by reference to Exhibit 9 to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).


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(i)                            Consent of counsel will be filed by amendment.

(j) Consent of independent accountants is to be filed by amendment.

(k)                            Inapplicable.

(l) Purchase Agreement between Registrant and General Electric Capital Assurance Company is incorporated herein by reference to Exhibit 13 to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(m) Shareholder Servicing and Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") is incorporated herein by reference to Exhibit 15 to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(n)(1) Financial Data Schedules for Annual Report are incorporated herein by reference to Exhibit (n) to post-effective amendment number four to the Registration Statement, filed with the Commission on January 27, 1999 (Accession Number 0000889812-99-000221).

(n)(2) Financial Data Schedules for Semi-Annual Report are incorporated herein by reference to Registrant's Form NSAR filed on May 27, 1999 (Accession Number 0001040061-99-000002).

(o) Multiple Class Plan for Registrant adopted pursuant to Rule 18f-3 under the 1940 Act is incorporated herein by reference to Exhibit 18 to pre-effective amendment number two to the Registration Statement, filed with the Commission on November 7, 1997 (Accession Number 0001010410-97-000161).

(p) Power of Attorney is incorporated herein by reference to Exhibit 99(o) to post-effective amendment number five to the Registration Statement, filed with the Commission on March 17, 1999 (Accession Number 0000889812-99-000857).

Item 24.       Persons Controlled by or Under Common Control with Registrant


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         The list required by this Item 24 of persons controlled by or under common control with Registrant, which includes the subsidiaries of General Electric Company ("GE"), is incorporated herein by reference to Exhibit 21, "Subsidiaries of Registrant," of the Form 10-K filed by GE pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934, as amended (SEC File No. 1-35) for the fiscal year ended December 31, 1998 (the "Form 10-K"). Additional information about persons controlled by or under common control with Registrant is incorporated herein by reference to pages 10-16 of the Form 10-K, beginning under the caption "GECS."

Item 25.       Indemnification

         As a Delaware business trust, the operations of Registrant are governed by its Amended and Restated Declaration of Trust dated June 2, 1998 (the "Declaration of Trust"). Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the DBTA) provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant's Declaration of Trust expressly provides that it has been organized under the DBTA and that the Declaration of Trust is to be governed by Delaware law. It nevertheless is possible that a Delaware business trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant's shareholders could be subject to personal liability.

         To protect Registrant's shareholders against the risk of personal liability, the Declaration of Trust: (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its Trustees; (ii) provides for the indemnification out of Trust property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant's business and the nature of its assets, the risk of personal liability to a shareholder is remote.

         The Declaration of Trust further provides that Registrant shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of Registrant. The Declaration of Trust does not authorize Registrant to indemnify any


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


Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

         Reference is made to "About the Investment Adviser" in the Prospectus forming Part A, and "Management of the Trust" in the Statement of Additional Information forming Part B, of this Registration Statement.

         The list required by this Item 26 of officers and directors of GEIM, the Funds' investment adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of the Form ADV filed by GEIM pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act") (SEC File No. 801-31947).

         The list required by this Item 26 of officers and directors of State Street Global Advisors ("SSGA"), the investment sub-adviser to the S&P 500 Index Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of the Form ADV filed by SSGA pursuant to the Advisers Act (SEC File No. 801-49368).

         The list required by this Item 26 of officers and directors of Palisade Capital Management, L.L.C. ("Palisade"), the investment sub-adviser to the Small-Cap Value Equity Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of the Form ADV filed by Palisade pursuant to the Advisers Act (SEC File No. 801-48401).


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         The list required by this Item 26 of officers and directors of NWQ
Investment Management Company ("NWQ"), the Mid-Cap Value Fund's sub-adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years, is incorporated by reference to Schedules A and D of the Form ADV filed by NWQ pursuant to the Advisers Act (SEC File No. 801-42159).

Item 27.       Principal Underwriters

         (a) GE Investment Distributors, Inc. ("GEID") also serves as distributor for the investment portfolios of GE Institutional Funds, GE Funds, GE Investments Funds, Inc. and GE LifeStyle Funds and for Elfun Tax-Exempt Income Fund, Elfun Income Fund, Elfun Global Fund, Elfun Money Market Fund, Elfun Trusts and Elfun Diversified Fund.

         (b) The information required by this Item 27 with respect to each director and officer of GEID is incorporated herein by reference to Schedule A of Form BD filed by GEID pursuant to the Securities Exchange Act of 1934, as amended (SEC File No. 8-45710).

         (c) Inapplicable.

Item 28.       Location of Accounts and Records

         All accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the 1940 Act, and the rules thereunder, are maintained at the offices of Registrant located at 3003 Summer Street, Stamford, Connecticut 06905; 777 Long Ridge Road, Stamford, Connecticut 06927; State Street, Registrant's custodian and transfer agent, located at 225 Franklin Street, Boston, Massachusetts 02101; and National Financial Data Services Inc., an indirect subsidiary of State Street, located at P.O. Box 419631, Kansas, MO 64141-6631.

Item 29.       Management Services

               Inapplicable.

Item 30.       Undertakings

               Inapplicable.


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


                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Stamford, State of Connecticut on this 30th day of August, 1999.

                                       By: /s/ Michael J. Cosgrove
                                           ----------------------------
                                           Michael J. Cosgrove
                                           President and Chairman of the Board

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                  Title                   Date


/s/ Michael J. Cosgrove           Trustee, President and           8/30/99
-------------------------         Chairman of the Board
    Michael J. Cosgrove           (Chief Executive Officer)


/s/ John R. Costantino            Trustee                          8/30/99
-------------------------
    John R. Costantino


/s/ Alan M. Lewis                 Trustee                          8/30/99
-------------------------
    Alan M. Lewis


/s/ William J. Lucas              Trustee                          8/30/99
-------------------------
    William J. Lucas*


/s/ Robert P. Quinn               Trustee                          8/30/99
-------------------------
    Robert P. Quinn*


/s/ Jeffrey A. Groh               Treasurer                        8/30/99
-------------------------         (Chief Financial and
    Jeffrey A. Groh               Accounting Officer)


         * Signature affixed by Matthew J. Simpson pursuant to a power of attorney dated December 9, 1998 and incorporated by reference to
               Exhibit 99(o) to post-effective amendment number five to the Registration Statement, filed with the Commission on March 17, 1999.

               /s/ Matthew J. Simpson
               -------------------------
               Matthew J. Simpson